ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Jan. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION
Description of Business

Cognyte Software Ltd. (the “Company”, “Cognyte”, “we”, “us” and “our”) is a leading software-driven technology company, focused on investigative analytics solutions that help customers generate actionable intelligence from large volumes of complex data, across diverse operational domains, in order to enhance public safety and security. Our solutions are used primarily by law enforcement, national security, national and military intelligence agencies, and other organizations to address a wide range of investigative and operational challenges. Drawing on decades of investigative analytics domain expertise, our platforms and solutions enable customers to ingest, fuse and analyze structured and unstructured data from multiple sources, uncover hidden patterns and connections, and make faster, better-informed decisions. Our offerings leverage state-of-the-art Artificial Intelligence (AI), including big data analytics and advanced machine learning, as well as generative and AI-assisted capabilities that enhance user productivity and accelerate investigative workflows, together with proven investigative methodologies, to support retrospective investigations and real-time, near real-time and predictive decision-making. Hundreds of customers rely on our solutions to accelerate investigations, improve resolution rates and better anticipate, predict and mitigate threats with greater precision.

Separation from Verint

On February 1, 2021 we completed our spin-off from Verint and the related distribution. As a result, we have transitioned to an independent, publicly traded company.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP).

The accompanying consolidated financial statements include a joint venture in which we hold a 50% equity interest. The joint venture is a variable interest entity (“VIE”) in which we are the primary beneficiary as we have the power to direct the activities that are most significant to the VIE. The joint venture’s activities primarily include promoting transactions with end customers as well as negotiating their commercial terms, providing local technical support and interfacing with customers. The noncontrolling interest in the less than wholly owned subsidiary is reflected within equity in our consolidated balance sheets, but separately from our equity.

Equity investments in companies in which we have less than a 20% ownership interest and cannot exercise significant influence, and which do not have readily determinable fair values, are accounted for under the measurement alternative. Under this method, the investments are carried at their original cost, less any impairment and adjusted for observable price changes for identical or similar instruments.